Fair Value of Financial Assets and Liability - Financial Liabilities (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 30, 2015	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Assumption used to estimate the fair value of asset and liability by utilizing the Black-Scholes option pricing model
Expected dividend yield (as a percent)		0.00%
2015 Series A Investor Right Or Obligation And 2015 Series A Investor Call Option
Roll forward of the fair value of financial liabilities
Fair value upon the January 2017 Initial Closing, net			$ 500
Change in fair value through the date of settlement			500
Reclassification of liability upon August 2017 Second Tranche Closing			$ (1,000)
2017 Series A Investor Instrument
Roll forward of the fair value of financial liabilities
Fair value upon the January 2017 Initial Closing, net		$ 328
Change in fair value through the date of settlement		1,863
Reclassification of liability upon August 2017 Second Tranche Closing		$ (2,191)
August 2017 second tranche closing | 2017 Series A Investor Instrument
Assumption used to estimate the fair value of asset and liability by utilizing the Black-Scholes option pricing model
Exercise Price | $ / shares		$ 1.00
Fair Value | $ / shares		$ 1.33
Expected term		1 month 15 days
Expected volatility (as a percent)		64.00%
Expected interest rate (as a percent)		0.95%
August 2015 Initial Tranche closing | 2015 Series A Investor Right Or Obligation And 2015 Series A Investor Call Option
Assumption used to estimate the fair value of asset and liability by utilizing the Black-Scholes option pricing model
Exercise Price | $ / shares			$ 1.00
Fair Value | $ / shares			$ 0.81
Expected term			2 months
Expected volatility (as a percent)			24.00%
Expected interest rate (as a percent)			0.08%
December 2015 second tranche closing | 2015 Series A Investor Right Or Obligation And 2015 Series A Investor Call Option
Assumption used to estimate the fair value of asset and liability by utilizing the Black-Scholes option pricing model
Probability of closing	70
Discount rate	0.08%